Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related party [Abstract]
Compensation Expense for Key Management Personnel	Compensation expense for key management personnel was as follows:

	Years ended March 31,
	2026	2025
	$	$
Short-term employment benefits (1)	9,433	8,820
Long-term employment benefits	38	45
Termination benefits	676	258
Directors’ fees	378	383
Share-based compensation (2)	4,600	8,467
Total management compensation (3)	15,125	17,973
(1)As of March 31, 2026, $2.3 million is payable or accrued for key management compensation (March 31, 2025 – $2.8 million).
(2)Share-based compensation represents the fair value of options granted and vested to key management personnel under the Company’s share-based compensation plans. Board of Directors’ equity and cash settled DSUs are included in share-based compensation.
(3)As of March 31, 2026, there are 8 key management personnel (March 31, 2025 – 10).